Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Jul. 21, 2011
Performance Trust Municipal Bond Fund (Prospectus Summary): | Performance Trust Municipal Bond Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	Performance Trust Municipal Bond Fund
Supplement Text	ck0001141819_SupplementTextBlock

SUPPLEMENT TO THE PROSPECTUS

Supplement dated September 28, 2011 to the Prospectus dated June 29, 2011, as supplemented on July 21, 2011, for Performance Trust Municipal Bond Fund (the “Fund”), a series of Trust for Professional Managers (the “Trust”)

Effective immediately, the Fund’s principal investment strategies and principal investment risks are revised to reflect an increase in the Fund’s ability to invest in other investment companies, including closed-end mutual funds and exchange-traded funds (“ETFs”).

The following disclosures are hereby revised to reflect this revision.

Please retain this supplement with your Prospectus.

Investment Strategy, Heading	rr_StrategyHeading	The first paragraph under the section entitled “Principal Investment Strategies” on page 3 in the Summary Section is amended to read as follows:
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock

Under normal circumstances, the Fund invests at least 80% of its net assets in investment-grade quality municipal securities that pay interest that is exempt from regular federal income tax.  The Fund may invest up to 20% of its net assets in below investment grade municipal securities as well as up to 20% of its net assets in securities that are subject to federal income tax.  In addition, the Fund may invest up to 20% of its net assets in other investment companies, including closed-end funds and exchange-traded funds (“ETFs”).

Risk, Heading	rr_RiskHeading	The disclosure under the section entitled “Principal Risks” on page 4 in the Summary Section is amended to include the following:
Risk, Narrative	rr_RiskNarrativeTextBlock

Other Investment Companies Risk

You will indirectly bear fees and expenses charged by underlying investment companies (mutual funds and ETFs) in addition to the Fund’s direct fees and expenses.  As a result, your cost of investing in the Fund will be higher than the cost of investing directly in the underlying investment company shares.

Exchange-Traded Fund Risk

Unlike mutual funds, ETFs do not necessarily trade at the net asset values of their underlying securities, which means an ETF could potentially trade above or below the value of its underlying portfolio.  Additionally, because ETFs trade like stocks on exchanges, they are subject to trading and commission costs, unlike open-end mutual funds.

Performance Trust Municipal Bond Fund | Performance Trust Municipal Bond Fund - Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PTIMX
Performance Trust Municipal Bond Fund | Performance Trust Municipal Bond Fund - Retail Class
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PTRMX